Environmental rehabilitation obligation and other provisions - Key assumptions (Details) - Environmental rehabilitation obligation R in Millions	12 Months Ended
Dec. 31, 2025 ZAR (R)
Discount rate
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	R 1,394
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	R 1,394
Inflation rate
Disclosure of other provisions [line items]
Percentage of reasonably possible increase in unobservable input, liabilities	1.00%
Percentage of reasonably possible decrease in unobservable input, liabilities	1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	R 1,878
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	R 1,878
Discount period
Disclosure of other provisions [line items]
Reasonably possible period increase in unobservable input, liabilities	1 year
Reasonably possible period decrease in unobservable input, liabilities	1 year
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	R 241
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	R 241